Inventory (Tables)	12 Months Ended
Dec. 31, 2023
Inventory
Schedule of Inventory

	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	92	41,373
Work in process	—	11,545
Finished goods	44	52,713
Merchandise	10,188	6,478
Less: inventory write-down	(9,273)	(5,579)
Total	1,051	106,530